Income and Other Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Schedule of Income before Income Tax, Domestic and Foreign [Table Text Block]
Income before income taxes ("pre-tax income") was as follows:

	Year Ended December 31,
	2012	2011	2010
Domestic income	$878	$917	$433
Foreign income	470	648	382
Income Before Income Taxes	$1,348	$1,565	$815

Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
Provisions (benefits) for income taxes were as follows:

	Year Ended December 31,
	2012	2011	2010
Federal Income Taxes
Current	$24	$52	$153
Deferred	84	134	(17)
Foreign Income Taxes
Current	123	103	59
Deferred	—	38	8
State Income Taxes
Current	34	28	46
Deferred	12	31	7
Total Provision (Benefit)	$277	$386	$256
A

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
A reconciliation of the U.S. federal statutory income tax rate to the consolidated effective income tax rate was as follows:

	Year Ended December 31,
	2012	2011	2010
U.S. federal statutory income tax rate	35.0%	35.0%	35.0%
Nondeductible expenses	2.6%	2.0%	6.3%
Effect of tax law changes	0.7%	0.2%	(0.2)%
Change in valuation allowance for deferred tax assets	(0.7)%	(0.3)%	2.6%
State taxes, net of federal benefit	2.1%	2.4%	2.0%
Audit and other tax return adjustments	(4.7)%	(1.0)%	(3.6)%
Tax-exempt income, credits and incentives	(2.6)%	(3.1)%	(3.9)%
Foreign rate differential adjusted for U.S. taxation of foreign profits(1)	(11.8)%	(10.4)%	(6.7)%
Other	(0.1)%	(0.1)%	(0.1)%
Effective Income Tax Rate	20.5%	24.7%	31.4%
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(1)	The “U.S. taxation of foreign profits” represents the U.S. tax, net of foreign tax credits, associated with actual and deemed repatriations of earnings from our non-U.S. subsidiaries.

Allocation of Income Tax Expense Benefit [Table Text Block]
Total income tax expense (benefit) was allocated as follows:

	Year Ended December 31,
	2012	2011	2010
Pre-tax income	$277	$386	$256
Common shareholders' equity:
Changes in defined benefit plans	(233)	(277)	12
Stock option and incentive plans, net	(5)	1	(6)
Cash flow hedges	(24)	3	5
Translation adjustments	(9)	2	6
Total Income Tax Expense (Benefit)	$6	$115	$273

Summary of Income Tax Contingencies [Table Text Block]
A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows:

	2012	2011	2010
Balance at January 1	$225	$186	$148
Additions from acquisitions	—	—	46
Additions related to current year	28	43	38
Additions related to prior years positions	5	38	24
Reductions related to prior years positions	(36)	(17)	(16)
Settlements with taxing authorities(1)	(13)	(14)	(19)
Reductions related to lapse of statute of limitations	(8)	(8)	(35)
Currency	—	(3)	—
Balance at December 31	$201	$225	$186

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(1)	Majority of settlements did not result in the utilization of cash

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
The tax effects of temporary differences that give rise to significant portions of the deferred taxes were as follows:

	December 31,
	2012	2011
Deferred Tax Assets
Research and development	$793	$876
Post-retirement medical benefits	359	368
Anticipated foreign repatriations	264	41
Depreciation and amortization	52	71
Net operating losses	630	637
Other operating reserves	300	285
Tax credit carryforwards	177	379
Deferred compensation	312	306
Allowance for doubtful accounts	73	93
Restructuring reserves	30	29
Pension	696	547
Other	143	132
Subtotal	3,829	3,764
Valuation allowance	(654)	(677)
Total	$3,175	$3,087

Deferred Tax Liabilities
Unearned income and installment sales	$947	$996
Intangibles and goodwill	1,252	1,261
Other	48	41
Total	$2,247	$2,298

Total Deferred Taxes, Net	$928	$789